Investment in Subsidiaries	12 Months Ended
Dec. 31, 2021
Investment In Subsidiaries
Investment in Subsidiaries

Note 8 - Investment in Subsidiaries:

The Company has three main subsidiaries, all in the cannabis sector: Canndoc, which is wholly owned (100%), Pharmazone, which is wholly owned (100%) and Cannolam, which is held 50.1%.

A. Acquisition of 38% of Canndoc shares

On September 4, 2018, the Company acquired 38% of the share capital of Canndoc Ltd., a private company which is unrelated to the Company, and which holds an active license from the Ministry of Health for growing medical cannabis and for distributing it to patients in Israel.

A.	Canndoc Ltd. was incorporated in March 2010, and is engaged in the field of propagating, growing and marketing medical cannabis products (IMC Medical Grade), as well as conducting studies in the field.

B.	Canndoc Ltd. holds a license from the Ministry of Health for growing medical cannabis and for distributing it to patients in Israel. The Company has also been certified as fulfilling the Ministry of Health’s regulation process regarding regulation and preparedness for exporting - the IMC-GAP standard, as defined and established by the Medical Cannabis Unit at the Ministry of Health, which was given to the Company, both in respect of the propagation farm, and in respect of the growing farm.

As stated in Note 13, the financing for the acquisition in accordance with the agreement was provided to the Company by the Controlling Shareholder, who presented the transaction to the Company, and offered the Company to engage in the transaction. In consideration of the financing for the transaction, and subject to its completion, the Company granted to the controlling shareholder options convertible into ordinary Company shares.

In consideration of the acquired interests, the Company paid a total of NIS 8,216 thousand. The consideration included a total of NIS 7,500 thousand which was paid to the seller in respect of the sold shares, while the rest of the consideration was provided to Canndoc as a shareholder’s loan bearing interest of 2.61%, to finance its operating activities, instead of a shareholder’s loan which the seller provided to Canndoc in the past, see also Note 13B.

Additionally, on the acquisition date the Company provided an additional loan of NIS 500 thousand which bears annual interest at a fixed rate of 5% per year and will be repaid on the earlier of either (1) One year after the date of receipt of the loan; or (2) The completion of a capital raising by the borrower. As of the end of the reporting period, this loan has not yet been repaid.

B. Completion of the acquisition of 100% of Canndoc shares:

On February 11, 2019, the Company completed the acquisition of 100% of Canndoc shares, against an allocation of shares of the Company. In respect of the completion of the acquisition, the Company performed an updated valuation of the investment in Canndoc in its financial statements.

Note 8 - Investment in Subsidiaries: (Cont.)

A. Presented below is the fair value, as of the acquisition date, of the transferred consideration:

NIS in thousands
Issuance of 7,931,589 ordinary shares of the Company (A)	107,632
Total transferred consideration	107,632
Fair value of the investment in Canndoc prior to the business combination (B)	65,968
Total	173,600

(A)	The fair value of the ordinary shares which were issued as part of the consideration of the business combination was determined based on the closing price of the Company’s stock on the Tel Aviv Stock Exchange on February 11, 2019.

(B)

The Group recognized a gain in the amount of approximately NIS 58,808 thousand as a result of the fair value measurement of its equity rights, at a rate of 38%, in Canndoc Ltd., which were held before the business combination. The profit was included under other expenses (income), net, in the statement of comprehensive income for the period ended December 31, 2019.

B. Cash flows which arose for the Group as a result of the acquisition:

2019
NIS in thousands
Total acquisition cost	107,632
Less - non-cash consideration for Canndoc Ltd.	(107,632)
Consideration paid in cash	-
Plus acquired cash and cash equivalents	385
Total	385

C. Amounts recognized on the acquisition date

NIS in thousands
Cash and cash equivalents	385
Trade and other receivables	1,051
Inventory and biological assets	7,723
Property, plant and equipment	1,791
Loan	(2,146)
Trade and other payables	(1,731)
Short term loan from related parties	(716)
Deferred tax liability	(723)
Total identifiable net assets	5,634

Note 8 - Investment in Subsidiaries: (Cont.)

D.	Goodwill

The consideration which was paid in the business combination included amounts associated with the expected benefits from growth in revenue, and future developments in Canndoc’s operating market.

All of the above led to the creation of goodwill in the amount of NIS 167,965 thousand due to the business combination.

Impairment test of goodwill:

The goodwill is allocated to a cash-generating unit - the cannabis segment. As of the end of the reporting period, the Company performed an impairment test of goodwill. The recoverable amount of this cash-generating unit was determined according to the fair value of the Company’s shares as of the end of the reporting period on the Tel Aviv Stock Exchange, less net financial assets and the value of the Company’s stake in XTL, Novellus and Regenera (as described in Note 7 and Note 10).

C.	Acquisition of 50.1% stake in shares of Cannolam:

On May 14, 2020, the Company’s board of directors approved the engagement in a series of agreements for the acquisition of a 50.1% stake in the shares of Cannolam Ltd.

The Company allocated to some of the shareholders of Cannolam Ltd. (in a private allocation) 1,788,962 shares, which constituted approximately 1.62% of the Company’s issued and paid-up capital (1.41% fully diluted), in consideration of 21.9% of the shares of Cannolam Ltd.

Cannolam Ltd. will also be given rights to agricultural produce which will be grown in Canndoc’s (current or future facilities, including providing the right to grow on land for which Canndoc has rights of use, or alternative land in which no less than NIS 10,200 thousand has been invested, in consideration of the allocation of 28.2% of Cannolam shares, such that the Company will cumulatively hold 50.1% of Cannolam shares.

The Cannolam acquisition transaction was completed on July 1, 2020, and accordingly, its operating results were consolidated for the first time beginning on that date.

A.	Presented below is the fair value, as of the acquisition date, of the transferred consideration:

NIS in thousands

Issuance of 1,788,962 ordinary shares of the Company (A)	6,904
Rights to agricultural produce	10,200
Shareholder’s loan	(600)
Non-controlling interests	15,655
32,159

Note 8 - Investment in Subsidiaries: (Cont.)

(A)	The fair value of the ordinary shares which were issued as part of the consideration of the business combination was determined based on the closing price of the Company’s stock on the Tel Aviv Stock Exchange on July 1, 2020.

B.	Net cash flow in the acquisition

NIS in thousands
Consideration paid in cash	-
Less - acquired cash and cash equivalents	387
Total	387

C.	Amounts recognized on the acquisition date in respect of assets and liabilities:

NIS in thousands
Cash and cash equivalents	387
Trade and other receivables	1,790
Rights to agricultural produce	10,200
Inventory	237
Property, plant and equipment and right-of-use asset	3,204
Financial liabilities	(2,462)
Loan from non-controlling interest	(1,296)
Lease liability	(2,039)
Total identifiable net assets	10,021

22,138

D.	Goodwill

The cost of the business combination embedded payment in respect of the control premium for the acquisition of Cannolam. Additionally, the consideration which was paid in the business combination included amounts associated with the expected benefits from synergy (collaboration), growth in revenue, and future developments in Cannolam’s operating market. These benefits are not recognized separately from goodwill, since the future economic benefits which are expected to arise from them are not reliably measurable. All of the above led to the recognition of goodwill in the amount of NIS 22,138 thousand.

E.	Non-controlling interests

The total sum of non-controlling interests in Cannolam Ltd. (49.9%) which was recognized on the acquisition date is NIS 15,655 thousand. The non-controlling interests were estimated based on their fair value.

Note 8 - Investment in Subsidiaries: (Cont.)

F.	Impact of the acquisition on the Company’s results

Total revenue in the six month period ended December 31, 2020 includes approximately NIS 11,160 thousand which is attributable to Cannolam Ltd.

Additionally, total comprehensive loss for the six month period ended December 31, 2020 includes profit of approximately NIS 2,187 thousand which is attributable to Cannolam Ltd.

Had the acquisition taken place at the beginning of the twelve month period ended December 31, 2020, the Group’s total revenue would have amounted to approximately NIS 72,119 thousand, and the Company’s losses would have amounted to approximately NIS 36,218 thousand.

D.	Subsidiaries - Other Acquisitions

Details in respect of subsidiaries

A.	In January 2021, the Company engaged, through Cannolam, in an agreement to purchase pharmacies located in Ashdod and Herzliya.
B.	In March 2021, the Company acquired, through Cannolam, four pharmacies located in Dimona (51%), Tel Aviv (100%), Kfar Hasidim (100%) and Ashdod (51%).
C.	In May 18, 2021, the Company acquired 100% of “Pharmazone” trading house, “Doron” pharmacy and “Ahuza” pharmacy located in Raanana.
D.	In June 3, 2021, the Company acquired, through Cannolam, 51% of “Kineret” - pharmacy located in Kfar Saba.
E.	On July 6, 2021, the Company engaged in an agreement to purchase, through Cannolam, “Green-Zone” – pharmacy located in Yokneam.
F.	On July 6, 2021, the Company engaged in an agreement to purchase “Green-Log” - wholesaler located in Yokneam.
G.	On August 5, 2021, the Company engaged in an agreement to purchase “My Club” pharmacy located in “M Haderech”.
H.	On August 8, 2021, the Company engaged in an agreement to purchase 51% of “Club Pharm Shely” pharmacy located in Binyamina.
I.	On August 11, 2021, the company engaged in an agreement to purchase 3 pharmacies (“Max Pharm Rishon”, “Max Pharm Holon” and another one in Petah Tikva) and consulting center from Cannomed Medical Cannabis Industries Ltd. All of the pharmacies acquired are licensed to sell medical cannabis. Petah Tikva pharmacy is in the process of getting licensed.
J.	On October 20, 2021, the company engaged in an agreement to purchase 51% of “Maayan Haim” pharmacy located in Bet Dagan which has a license to sell Medical cannabis.

Note 8 - Investment in Subsidiaries: (Cont.)

Measurement of fair values

Presented hereunder is information regarding the techniques the Group used to measure the fair value of the assets and liabilities recognized as a result of the business combination:

A.	Contingent consideration in business combination

See Note 2 on financial instruments regarding measurement of the fair value of contingent consideration in a business combination. The Group has NIS 18,668 thousand of contingent considerations, of which NIS 9,613 thousand are regarded as provisional.

If new information is obtained within one year from the acquisition date about facts and circumstances that existed at the acquisition date, the Group will retrospectively adjust the relevant amounts that were recognized at the time of the acquisition.

B.	Presented below is the fair value, as of the acquisition’s date, of the transferred consideration:

NIS in thousands
Consideration paid in cash	24,304
Payable in respect of shares	17,376
Deferred consideration in cash	9,862
Contingent consideration	18,668
Non-controlling interests	1,178

71,388

C.	Net cash flow in the acquisition

NIS in thousands
Consideration paid in cash	(24,304)
Less - acquired cash and cash equivalents	5,210

Total	(19,094)

D.	Amounts recognized on the acquisition date in respect of assets and liabilities:

NIS in thousands
Cash and cash equivalents	5,210
Restricted cash	586
Trade and other receivables	20,452
Deferred tax assets	1,056
Inventory	22,788
Property, plant and equipment and right-of-use asset	6,267
Goodwill	329
Short term loans	(699)
Current maturities	(93)
Trade and other payable	(50,670)
Financial liabilities	(3,583)
Loan from non-controlling interest	(5,119)
Liabilities in respect of employee benefits	(383)
Lease liability	(2,650)
Total identifiable net assets	(6,509)

Note 8 - Investment in Subsidiaries: (Cont.)

E.	Goodwill

The cost of the business combination embedded payment in respect of the control premium for the acquisition of The Subsidiaries. Additionally, the consideration which was paid in the business combination included amounts associated with the expected benefits from synergy (collaboration), growth in revenue, and future developments in the Subsidiaries operating market. These benefits are not recognized separately from goodwill, since the future economic benefits which are expected to arise from them are not reliably measurable. All of the above led to the recognition of goodwill in the amount of NIS 67,690 thousand, of which NIS 60,986 thousand are regarded as provisional.

F.	Non-controlling interests

The total sum of non-controlling interests in the Subsidiaries which was recognized on the acquisitions date is NIS 9,043 thousand. The non-controlling interests were estimated based on their fair value. of which NIS 2,381 thousand are regarded as provisional.

G.	Impact of the acquisition on the Company’s results

Total revenue for the consolidation period ended December 31, 2021 includes approximately NIS 54,609 thousand which is attributable to the Subsidiaries acquired.

Additionally, total comprehensive profit for the consolidation period ended December 31, 2021 includes profit of approximately NIS 3,153 thousand which is attributable to Subsidiaries acquired.

Had the acquisition taken place at the beginning of the twelve-month period ended December 31, 2021, the total revenue of the acquired subsidiaries would have been NIS 162,164 thousand, and the acquired subsidiaries loss would have NIS 3,068 thousand.

Acquisition-related costs

The group incurred acquisition-related costs of NIS 356 thousand related to legal fees and due diligence costs. these costs have been included in other expenses in the statement of income.

The goodwill is attributable mainly to the skills and technical talent of the acquiree’s work force, and the synergies expected to be achieved from integrating the company into the group’s existing regular business.

Note 8 - Investment in Subsidiaries: (Cont.)

The initial accounting for the business combinations is incomplete due to the number of transactions and thus the company is still obtaining the information necessary to identify and measure items such as intangible assets. accordingly, the amounts recognized in our financial statements for these items are regarded provisional as at December 31, 2021.